UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2010

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3355 West Alabama
					Suite 980
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 28, 2010

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		$51,484

List of Other Managers:

No.  13F File Number	Name

      None

                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
Activision Blizzard   COM      00507V109          $128       10580 SH          SOLE      None          10580         0          0
Allergan Inc          COM      018490102          $848       12980 SH          SOLE      None          12488         0        492
Apollo Group Inc      COM      037604105        $1,772       28920 SH          SOLE      None          28130         0        790
Arch Coal Inc         COM      039380100          $360       15740 SH          SOLE      None          14440         0       1300
Assurant Inc          COM      04621X108        $1,410       41015 SH          SOLE      None          39465         0       1550
Autodesk Inc          COM      052769106        $1,352       46030 SH          SOLE      None          44280         0       1750
BB&T Corporation      COM      054937107        $1,569       48445 SH          SOLE      None          47075         0       1370
CSX Corp              COM      126408103        $1,432       28135 SH          SOLE      None          27365         0        770
Cullen/Frost Banker   COM      229899109        $1,530       27420 SH          SOLE      None          26710         0        710
D R Horton Inc        COM      23331A109          $589       46720 SH          SOLE      None          42880         0       3840
FTI Consulting Inc    COM      302941109          $722       18350 SH          SOLE      None           17930        0        420
Family Dollar Store   COM      307000109          $486       13285 SH          SOLE      None           12025        0       1260
Fidelity National I   COM      31620M106        $1,188       50685 SH          SOLE      None           48975        0       1710
Harley Davidson Inc   COM      412822108        $1,438       51220 SH          SOLE      None           49520        0       1700
Hewlett-Packard Co    COM      428236103          $210        4080 SH          SOLE      None            4080        0          0
Hologic Inc           COM      436440101        $1,134       61149 SH          SOLE      None           58273        0       2876
IDEXX Laboratories    COM      45168D104        $1,182       20545 SH          SOLE      None           19915        0        630
ITT Industries Inc    COM      450911102        $1,182       23650 SH          SOLE      None           22990        0        660
Insituform Tehnolog   COM      457667103          $591       22220 SH          SOLE      None           20400        0       1820
Inverness Medical I   COM      46126P106        $1,364       35030 SH          SOLE      None           33670        0       1360
Kansas City Souther   COM      485170302        $2,510       69400 SH          SOLE      None           67500        0       1900
Key Energy Services   COM      492914106        $1,908      199739 SH          SOLE      None          193999        0       5740
Kinder Morgan Energ   COM      494550106          $266        4060 SH          SOLE      None            4060        0          0
Kirby Corporation     COM      497266106        $1,419       37188 SH          SOLE      None           36128        0       1060
Lincare Holdings In   COM      532791100        $2,436       54285 SH          SOLE      None           52705        0       1580
Midcap Spyders        COM      595635109          $269        1880 SH          SOLE      None            1880        0          0
NII Holdings Inc      COM      62913F201        $2,666       63955 SH          SOLE      None           61475        0       2480
New York Community    COM      649445103        $2,026      122510 SH          SOLE      None          118080        0       4430
Oceaneering Intl In   COM      675232102        $1,262       19880 SH          SOLE      None           19280        0        600
O'Reilly Automotive   COM      686091109        $1,152       27625 SH          SOLE      None           26445        0       1180
Peabody Energy Corp   COM      704549104        $1,396       30545 SH          SOLE      None           29805        0        740
Resmed Inc            COM      760975102        $1,492       23440 SH          SOLE      None           22520        0        920
SPX Corporation       COM      784635104        $1,885       28430 SH          SOLE      None           27540        0        890
St Jude Medical Inc   COM      790849103        $1,157       28195 SH          SOLE      None           27375        0        820
Stericycle Inc        COM      858912108        $1,552       28485 SH          SOLE      None           27525        0        960
Superior Energy Ser   COM      868157108        $1,297       61715 SH          SOLE      None           59895        0       1820
Tractor Supply Comp   COM      892356106        $1,360       23435 SH          SOLE      None           22815        0        620
Tyco International    COM      902124106          $208        5440 SH          SOLE      None            5440        0          0
Verisign Inc          COM      92343E102        $1,887       72535 SH          SOLE      None           70335        0       2200
Weatherford Interna   COM      G95089101        $1,082       68220 SH          SOLE      None           66050        0       2170
Zions Bancorporatio   COM      989701107        $1,767       80915 SH          SOLE      None           78365        0       2550
TOTAL PORTFOLIO                                $51,484     1658076 SH                                 1600408        0      57668
